Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

Note 4—Notes Payable

Notes payable consists of a commercial insurance premium finance agreement—promissory note with AFCO of which $78,075 and $136,038 was outstanding as of March 31, 2017 and December 31, 2016, respectively. The loan has an interest rate of 3.5% per annum and matures July 1, 2017. The second note is also a commercial insurance premium finance agreement – promissory note with AFCO of which $13,796 and $20,604 was outstanding as of March 31, 2017 and December 31, 2016, respectively. The loan has an interest rate of 3.5% per annum and matures September 1, 2017. Payments on the above notes are due and payable monthly until maturity.

Note 6—Notes Payable

Notes payable consists of a commercial insurance premium finance agreement—promissory note with AFCO of which $136,038 was outstanding as of December 31, 2016. The loan has an interest rate of 3.5% per annum and matures July 1, 2017. The second note is also a commercial insurance premium finance agreement—promissory note with AFCO of which $20,604 was outstanding as of December 31, 2016. The loan has an interest rate of 3.5% per annum and matures September 1, 2017. Payments on the above notes are due and payable monthly until maturity.